UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON,
D.C 20549 FORM 13F FORM 13F COVER PAGE Report for the Quarter
Ended: March 31, 2001 Name: Welch Capital Partners, LLC
Address: 101 East
52nd Street 31st
Floor New
York, NY 10022 13F File Number: 28-6428 The institutional
investment manager
filing this
report and the person by whom it is signed hereby represent that the person
signing the report is
authorized to submit it, that all information contained herein is true,
correct and complete, and that it is understood that all
required items,
statements, schedules, lists, and tables, are considered
integral parts of
this form. Person signing this report on behalf of reporting manager: Name:
Christopher Welch Title: Manager Phone: 212-754-6077 Signature,
Place, and
Date of Signing: Chris Welch New York, NY April 19, 2001
Report
Type: [X] 13F
Holdings Report FORM 13F SUMMARY PAGE Report Summary: Number of
Other
Included Managers: 0 Form 13F Information Table Entry Total: 61 Form 13F Information Table Value Total: $210,531 Form 13F Information Table Name of Issuer Title of Value
Form 13F Information Table Name of Issuer Title of Value Shares INVSTMTOther Voting
(x1000) DSCRETNManagerAuthority Sole Sole AMDOCS Limited Common 3172 66230 x x Access PharmaceuticalsCommon 390 132500 x x Activision Inc. Common 1373 56500
x x Agilent
Technologies Common 791 25747 x x Allergan Inc. Common 7073 95400 x x Allied
Waste
Common 6331 403800 x x American Intl Group Common 1513 18804 x x Arbitron Inc Common
991 53616 x x Array Biopharma Inc. Common 2142 398600 x x Aurora Biosciences Common
2830 158330 x x Burlington Resources Common 6045 135100 x x CSG Systems
Common 7234
175660 x x Ceridian Corp.- New Common 3766 268080 x x Citigroup Common 11529 256331 x x
Computer Sciences Common 3174 98138 x x Conceptus Inc. Common 1271 141750 x x Corvas
International Common 3524 391600 x x Draxis Health IncorporCommon 1055 625750
x x DuPont
Common 724 17800 x x Duramed PharmaceuticalCommon 1715 296700 x x Exxon Mobil Common 1188 14670 x x Federal National MortgCommon 4518 56765 x x Flamel Technologies
Common 925 293100 x x Fleet Boston FinancialCommon 1648 43675 x x Genencor InternationalCommon 4409 438200 x x General Electric Common 4874 116441 x x Guilford
PharmaceuticaCommon 1515 81900 x x Healthsouth Corp Common 161361251860 x x Hewlett
Packard Common 3738 119570 x x Home Depot Common 2801 65002 x x IBM Common 961 10000 x x Immunomedics Common 8533 886600 x x Inkine Pharmaceutical Common 4767 892100 x x Intel Common 2840 107940 x x Ivax Corp. Common 2230 70800 x x Kimberly Clark
Common 4077 60110 x x Kmart Common 1753 186500 x x Methanex Corp Common 272 34000 x
x Microsoft, Inc. Common 1254 22938 x x Minimed Inc. Common 2560 88100 x x
Nabi Common
1657 267800 x x Neopharm Common 10285 482590 x x Occidental Petroleum CCommon
3297
133230 x x Oracle Corporation Common 169 11300 x x Pediatrix Medical
GrouCommon 381
17200 x x Pfizer Common 14339 350172 x x Pharmacia Corporation Common 790
15700 x x
Pharmacopeia Inc. Common 2843 159100 x x Praecis Common 6645 333330 x x
Proctor &
Gamble Common 2028 32400 x x RSA Security Inc Common 358 14508 x x S&P 400
Mid-Cap
Index Common 2616 31000 x x Schering-Plough Common 584 16000 x x Scios Inc.
Common
2711 117900 x x Sealed Air Corp Common 7045 211400 x x Semiconductor Holder TCommon
1244 30000 x x Stillwater Mining CompCommon 270 10000 x x Teco Energy Common 756 25236
x x Texaco Common 3132 47170 x x Titan Pharmaceuticals Common 7292 328470 x x Tosco
Common 4447 104010 x x